Disclosures about Fair Value of Assets - Fair value measurement of assets measured at fair value on nonrecurring basis (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Significant Unobservable Inputs (Level 3) | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,147,400	$ 1,219,185
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		673,576
Nonrecurring | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	1,147,400	1,219,185
Nonrecurring | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		673,576
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Nonrecurring | Significant Other Observable Inputs (Level 2) | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Nonrecurring | Significant Other Observable Inputs (Level 2) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis